Net financial expenses/(income) - Disclosure of detailed information about net finance expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest income and other financial income	€ 1,995	€ 2,678	€ 1,066
Financial expenses:
Interest expense and other financial expenses:	1,248	1,064	959
Interest expense on notes	430	386	281
Interest expense on borrowings from bank	121	59	105
Other interest cost and financial expenses	697	619	573
Interest on lease liabilities	64	63	63
Write-down and reversals of write-downs of financial assets	(88)	128	14
Net interest expense/(income) on employee benefits provisions	211	203	163
Total Financial expenses	1,435	1,458	1,199
Net expenses from derivative financial instruments and exchange rate differences	215	1,178	635
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	1,650	2,636	1,834
Net Financial expenses/(income)	€ (345)	€ (42)	€ 768